RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	[1]	$ 352		$ 422		$ 927		$ 927	$ 223
Restricted cash		293		331
Property, plant and equipment		41,055	[1]	38,177	[1]	$ 32,708	[1]	$ 32,708
Contingent consideration		(11)		(3)
Total		23,012		21,651
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		141		95
Financial instrument liabilities		(8)		(22)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		0		17
Financial instrument liabilities		(265)		(242)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		12		59
Financial instrument liabilities		(41)		(2)
Investments in equity securities
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		160		117
Tax equity
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities		(412)		(448)
Corporate Borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		(2,204)		(2,361)
Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		(16,060)		$ (14,489)
Level 1
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		352
Restricted cash		293
Property, plant and equipment		0
Contingent consideration		0
Total		(1,651)
Level 1 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		0
Financial instrument liabilities		0
Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		0
Financial instrument liabilities		0
Level 1 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		0
Financial instrument liabilities		0
Level 1 | Investments in equity securities
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		25
Level 1 | Tax equity
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities		0
Level 1 | Corporate Borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		(1,905)
Level 1 | Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		(416)
Level 2
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		0
Restricted cash		0
Property, plant and equipment		0
Contingent consideration		0
Total		(16,099)
Level 2 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		59
Financial instrument liabilities		(8)
Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		0
Financial instrument liabilities		(265)
Level 2 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		12
Financial instrument liabilities		(41)
Level 2 | Investments in equity securities
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		87
Level 2 | Tax equity
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities		0
Level 2 | Corporate Borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		(299)
Level 2 | Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		(15,644)
Level 3
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		0
Restricted cash		0
Property, plant and equipment		41,055
Contingent consideration		(11)
Total		40,762
Level 3 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		82
Financial instrument liabilities		0
Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		0
Financial instrument liabilities		0
Level 3 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		0
Financial instrument liabilities		0
Level 3 | Investments in equity securities
Disclosure of financial assets and liabilities [line items]
Financial instrument assets		48
Level 3 | Tax equity
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities		(412)
Level 3 | Corporate Borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		0
Level 3 | Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed		$ 0

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).